Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Supplement Dated January 31, 2023, to the Prospectus and Summary Prospectus Dated May 31, 2022
Important Changes to Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund (the Funds)

Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Funds.

Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.

The Funds’ investment objective, strategies, and policies remain unchanged.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 028A 012023

Vanguard Fixed Income Securities Funds

Supplement Dated January 31, 2023, to the Statement of Additional Information dated May 31, 2022
Important Changes to Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, Vanguard Long-Term Investment-Grade Fund, and Vanguard Ultra-Short-Term Bond Fund (the Funds)
Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Funds.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Funds’ investment objective, strategies, and policies remain unchanged.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028B 012023